FINANCIAL INSTRUMENTS - Changes of financial liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	May 26, 2017	Dec. 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Repayment			$ 13,611	$ 19,941
Shares issued under warrants			2,450
(Gain)/loss on fair value of warrants			(86)	2,322
Loss on fair value in the period included in earnings			(317)	(17,235)
Convertible Debentures | 7% Convertible Debentures embedded derivative
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance			15,127
Financial liabilities, ending balance				15,127
Warrants
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance			2,729
Shares issued under warrants			(2,643)
(Gain)/loss on fair value of warrants			(86)
Financial liabilities, ending balance			0	2,729
7% Convertible Debentures
Disclosure of financial liabilities [line items]
Other comprehensive income, net of tax, gains (losses) on revaluation				(3,800)
7% Convertible Debentures | Convertible Debentures
Disclosure of financial liabilities [line items]
Gain on conversions		$ (50)	2,069	(900)
Other comprehensive income, net of tax, gains (losses) on revaluation			2,095
Financial liabilities, ending balance			10,963
5% Convertible Debentures
Disclosure of financial liabilities [line items]
Financial liabilities, beginning balance			13,294
Repayment	$ 13,600		13,611
Loss on fair value in the period included in earnings			317
Financial liabilities, ending balance			$ 0	$ 13,294